Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues	$ 3,104	$ 2,649
Cost of Revenues	791	797
Gross Profit	2,313	1,852
Operating Expenses
Research and development	1,983	2,124
Sales and marketing	1,115	1,169
General and administrative	5,613	7,334
Acquisition-related costs	164	115
Transaction costs	1,400
Amortization of intangibles	220	347
Total Operating Expenses	10,495	11,089
Loss from Operations	(8,182)	(9,237)
Other Income (Expense)
Interest (expense)/income, net	(1,725)	1
Other income/(expense), net	29	(44)
Unrealized gain/(loss) on equity securities	34	(1,503)
Total Other Income (Expense)	(1,662)	(1,546)
Net Loss from Continuing Operations, before tax	(9,844)	(10,783)
Income tax provision	(2,478)
Net Loss from Continuing Operations	(12,322)	(10,783)
Loss from Discontinued Operations, Net of Tax	(4,856)	(774)
Net Loss	(17,178)	(11,557)
Net Loss Attributable to Non-controlling Interest	(305)	(346)
Net Loss Attributable to Stockholders of Inpixon	(16,873)	(11,211)
Net Loss Attributable to Common Stockholders	$ (16,873)	$ (17,362)
Net Loss Per Share – Basic and Diluted
Net Loss Per Share – Basic (in Dollars per share)	$ (1.38)	$ (9.05)
Weighted Average Shares Outstanding
Weighted Average Shares Outstanding, Basic (in Shares)	12,238,684	1,917,629
Previously Reported
Revenues			$ 10,948	$ 9,627
Cost of Revenues			3,425	2,728
Gross Profit			7,523	6,899
Operating Expenses
Research and development			8,338	7,417
Sales and marketing			3,876	3,498
General and administrative			15,520	20,871
Acquisition-related costs			410	620
Impairment of goodwill and intangibles			6,659	2,893
Amortization of intangibles			1,526	1,421
Total Operating Expenses			36,329	36,720
Loss from Operations			(28,806)	(29,821)
Other Income (Expense)
Interest (expense)/income, net			(677)	1,182
Loss on exchange of debt for equity				(30)
Benefit for valuation allowance on related party loan – held for sale				7,345
Other income/(expense), net			693	(47)
Gain on related party loan – held for sale				49,817
Unrealized gain/(loss) on equity securities			(7,904)	(57,067)
Unrealized loss on equity method investment			(1,784)
Total Other Income (Expense)			(9,672)	1,200
Net Loss from Continuing Operations, before tax			(38,478)	(28,621)
Income tax provision			249	(3,789)
Net Loss from Continuing Operations			(38,229)	(32,410)
Loss from Discontinued Operations, Net of Tax			(28,075)	(37,720)
Net Loss			(66,304)	(70,130)
Net Loss Attributable to Non-controlling Interest			(2,910)	(975)
Net Loss Attributable to Stockholders of Inpixon			(63,394)	(69,155)
Net Loss Attributable to Common Stockholders			$ (79,570)	$ (77,316)
Net Loss Per Share – Basic and Diluted
Continuing Operations (in Dollars per share)			$ (22.08)	$ (26.21)
Discontinued Operations (in Dollars per share)			(12.04)	(24.97)
Net Loss Per Share – Basic (in Dollars per share)			$ (34.12)	$ (51.18)
Weighted Average Shares Outstanding
Weighted Average Shares Outstanding, Basic (in Shares)			2,332,041	1,510,678
Series 7 Preferred Stock
Other Income (Expense)
Accretion of Series		$ (4,555)
Series 7 Preferred Stock | Previously Reported
Other Income (Expense)
Accretion of Series			$ (4,555)	$ (8,161)
Series 8 Preferred Stock
Other Income (Expense)
Accretion of Series		(548)
Deemed dividend for the modification related to Series 8 Preferred Stock		(2,627)
Deemed contribution for the modification related to Warrants issued in connection with Series 8 Preferred Stock		1,469
Amortization premium – modification related to Series 8 Preferred Stock		$ 110
Series 8 Preferred Stock | Previously Reported
Other Income (Expense)
Accretion of Series			(13,090)
Deemed dividend for the modification related to Series 8 Preferred Stock			(2,627)
Deemed contribution for the modification related to Warrants issued in connection with Series 8 Preferred Stock			1,469
Amortization premium – modification related to Series 8 Preferred Stock			$ 2,627